Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of Changes in Inventories and Raw Materials and Consumables Used
Details of changes in inventories and raw materials and consumables used are as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Consumption of finished goods, raw materials and other consumables	81,002	42,224	9,595
Scrap stock, slow moving & obsolete accrual	864	311	—
Work carried out by other companies	3,739	1,718	979

Total	85,605	44,253	10,574

Disclosure of Other Operating Expenses
Other operating expenses are primarily as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Professional services	14,129	15,484	1,530
Marketing expenses	23,934	7,329	1,352
Delivery	10,291	3,650	948
External temporary workers	4,994	3,582	1,610
Office expense	7,296	3,427	335
Insurance premium	3,350	1,594	387
Utilities and similar expenses	4,471	1,560	322
Online plattforms fees	3,381	1,410	140
Customs duty tax	887	1,134	43
Travel expenses	4,139	1,000	291
Short-term and low value leases	3,454	567	283
Bank Services	880	509	406
Expected credit loss for trade and other receivables (Note 13)	1,003	478	134
Repairs	509	232	38
Other impairment and losses (see Note 13)	2,870	—	281
Warranty provision (see Note 18)	1,738	674	—
Other	4,229	775	92

Total	91,555	43,405	8,192